Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2022 and December 31, 2021, respectively, and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

Fair Value Measurements as of March 31, 2022
	Level 1	Level 2	Level 3
Assets	(in thousands)
Money market	$104,639	$—	$—
Investments	9,313	—	—
Total assets at fair value	$113,952	$—	$—

Liabilities:
Derivative warrant liabilities - Public warrants	$10,713	$—	$—
Derivative warrant liabilities - Private placement warrants	—	—	9,475
Total liabilities at fair value	$10,713	$—	$9,475

Fair Value Measurements as of December 31, 2021
	Level 1	Level 2	Level 3
Assets	(in thousands)
Money market	$154,630	$—	$—
Investments	13,498	—	—
Total assets at fair value	$168,128	$—	$—

Liabilities:
Derivative warrant liabilities - Public warrants	$10,713	$—	$—
Derivative warrant liabilities - Private placement warrants	—	—	9,475
Total liabilities at fair value	$10,713	$—	$9,475

The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2021 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

	Fair Value Measurements as of December 31, 2021
	Level 1	Level 2	Level 3
Assets
Money market	$154,630	$—	$—
Investments	13,498	$—	$—
Total assets at fair value	$168,128	$—	$—

Liabilities:
Derivative warrant liabilities - Public warrants	$10,713	$—	$—
Derivative warrant liabilities - Private placement warrants	—	—	9,475
Total liabilities at fair value	$10,713	$—	$9,475

Schedule of Fair Value of Warrant Liabilities
The change in the fair value of the private warrant liabilities, measured using Level 3 inputs, for the period from December 31, 2021 through March 31, 2022 is summarized as follows:

Private Placement Warrants
(in thousands)
Warrant liabilities at December 31, 2021	$9,475
Change in fair value of derivative warrant liabilities	—
Warrant liabilities at March 31, 2022	$9,475

The change in the fair value of the private warrant liabilities, measured using Level 3 inputs, for the period from the Transaction Close through December 31, 2021, is summarized as follows:

Private placement warrant liabilities at Transaction Close	$11,235
Change in fair value of derivative warrant liabilities	(1,760)
Private placement warrant liabilities at December 31, 2021	$9,475